VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—15.8%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 513
3.875%, 5/15/43	1,440	1,267
3.000%, 8/15/48	3,115	2,275
1.250%, 5/15/50	5,910	2,802
1.375%, 8/15/50	9,840	4,798
1.875%, 2/15/51	1,335	742
1.875%, 11/15/51	940	518
2.250%, 2/15/52	950	576
2.875%, 5/15/52	985	689
4.000%, 11/15/52	2,800	2,439
3.625%, 2/15/53	1,420	1,154
3.625%, 5/15/53	7,550	6,137
4.125%, 8/15/53	6,110	5,442
4.750%, 11/15/53	1,590	1,573
4.250%, 2/15/54	9,175	8,370
4.625%, 5/15/54	5,930	5,762
4.250%, 8/15/54	4,155	3,794
U.S. Treasury Notes
4.375%, 8/15/26	1,515	1,518
4.250%, 6/30/29	2,410	2,397
4.000%, 7/31/29	2,185	2,150
1.500%, 2/15/30	1,265	1,098
3.375%, 5/15/33	2,435	2,238
4.500%, 11/15/33	870	866
4.375%, 5/15/34	4,705	4,633
3.875%, 8/15/34	4,260	4,028
Total U.S. Government Securities (Identified Cost $75,308)		67,779

Foreign Government Securities—2.4%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)(2)	135	135
144A 3.875%, 4/16/50(1)	165	126
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	112
144A 7.300%, 11/13/54(1)	65	67
Dominican Republic
144A 5.500%, 2/22/29(1)	95	92
144A 4.875%, 9/23/32(1)	715	637
Federative Republic of Brazil
6.000%, 10/20/33	756	705
7.125%, 5/13/54	105	98
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	570	366
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	160	163
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	185	151
Oman Government International Bond
144A 7.375%, 10/28/32(1)	295	325
144A 6.750%, 1/17/48(1)	100	101
Republic of Colombia 8.000%, 11/14/35	443	446
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 6.600%, 6/13/36(1)	$ 225	$ 223
Republic of Indonesia 5.100%, 2/10/54	513	472
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	205	199
Republic of Panama 8.000%, 3/1/38	1,013	1,016
Republic of Paraguay 144A 6.000%, 2/9/36(1)	150	148
Republic of Philippines 4.750%, 3/5/35	255	242
Republic of Poland 4.875%, 10/4/33	470	451
Republic of Serbia 144A 6.500%, 9/26/33(1)	137	141
Republic of South Africa
5.875%, 6/22/30	230	220
5.650%, 9/27/47	60	45
Republic of Turkiye
9.125%, 7/13/30	430	476
7.625%, 5/15/34	558	567
6.625%, 2/17/45	135	114
Republica Orient Uruguay 4.975%, 4/20/55	140	124
Romania Government International Bond 144A 5.875%, 1/30/29(1)	790	769
Saudi International Bond
144A 4.875%, 7/18/33(1)	552	533
144A 4.500%, 10/26/46(1)	185	149
State of Qatar 144A 3.750%, 4/16/30(1)	385	366
United Mexican States
6.350%, 2/9/35	155	151
6.000%, 5/7/36	345	325
6.400%, 5/7/54	135	121
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	65	63
Total Foreign Government Securities (Identified Cost $10,927)		10,439

Mortgage-Backed Securities—30.0%
Agency—9.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	397	403
Pool #SD2026 5.000%, 11/1/52	1,475	1,428
Pool #SD3238 5.500%, 12/1/52	136	135
Pool #SD5594 5.500%, 7/1/53	3,052	3,018
Pool #SD5856 3.500%, 1/1/54	5,015	4,438
Pool #SD8289 5.500%, 1/1/53	2,795	2,761
Pool #SD8309 6.000%, 3/1/53	2,636	2,649
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SD8317 6.000%, 4/1/53	$ 370	$ 373
Pool #SD8343 6.000%, 7/1/53	1,240	1,248
Pool #SD8350 6.000%, 8/1/53	720	724
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	3	3
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	13	14
Pool #909092 6.000%, 9/1/37	6	7
Pool #909220 6.000%, 8/1/38	65	67
Pool #938574 5.500%, 9/1/36	31	31
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,447	2,305
Pool #FS4438 5.000%, 11/1/52	131	127
Pool #FS4991 3.000%, 3/1/52	1,451	1,233
Pool #FS6679 6.000%, 12/1/53	2,057	2,067
Pool #FS7751 4.000%, 3/1/53	5,500	5,034
Pool #FS8360 3.500%, 9/1/52	2,424	2,148
Pool #FS8791 6.000%, 8/1/54	4,337	4,366
Pool #MA4785 5.000%, 10/1/52	307	297
Pool #MA4805 4.500%, 11/1/52	469	442
Pool #MA4980 6.000%, 4/1/53	1,991	2,004
Pool #MA5072 5.500%, 7/1/53	1,697	1,677
Pool #MA5385 4.000%, 6/1/54	3,279	3,000
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	5	5
		42,007

Non-Agency—20.2%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(4)	1,202	1,212
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	719	680
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	704	616
	Par Value	Value

Non-Agency—continued
2022-B, A1 144A 3.500%, 3/27/62(1)(4)	$ 741	$ 702
AMSR Trust
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	99
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	247
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	434
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(1)(4)	1,789	1,473
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	861	747
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	1,141	1,108
2023-1, A1 144A 4.750%, 9/26/67(1)(4)	2,188	2,153
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	500	464
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	51	49
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	22	21
2020-1, A3 144A 3.328%, 3/25/55(1)	850	747
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	242
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(1)(4)	1,595	1,509
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(1)(4)	1,139	1,128
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	235
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(1)(4)	1,345	1,350
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.358%, 2/15/39(1)(4)	227	227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.789%, 3/15/41(1)(4)	1,303	1,308
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	790
2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	1,825	1,660
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,230	1,236
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(1)(4)	850	853
Chase Home Lending Mortgage Trust 2024-RPL4, A1A 144A 3.375%, 12/25/64(1)(4)	1,076	958

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	$ 66	$ 59
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	138	124
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.668%, 5/25/34(4)	46	46
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	527	489
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	238	230
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(4)	245	237
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	753	735
2023-4, A1 144A 7.163%, 10/25/68(1)(4)	1,293	1,312
2024-5, A1 144A 5.123%, 8/25/69(1)(4)	909	900
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,185	1,145
2015-CR24, AM 4.028%, 8/10/48(4)	1,019	1,007
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	197
2020-3, A 144A 1.358%, 8/15/53(1)	76	74
2022-1, A 144A 4.744%, 6/17/55(1)(4)	568	567
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(4)	259	240
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	716	634
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	364	326
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	23	22
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	1,223	1,053
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(1)(4)	897	906
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(1)(4)	2,010	1,979
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	214
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	36	32
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	364	323
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(4)	730	709
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	1,356	1,365
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(4)	776	757
	Par Value	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.503%, 10/25/54(1)(4)	$ 780	$ 746
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(4)	1,115	1,129
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	421	364
2017-5, A1 144A 5.214%, 10/26/48(1)(4)	9	9
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust 2024-LGND, A 144A 6.247%, 11/5/39(1)(4)	934	933
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(4)	875	878
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(4)	535	541
MetLife Securitization Trust
2017-1A, M1 144A 3.449%, 4/25/55(1)(4)	305	267
2018-1A, A 144A 3.750%, 3/25/57(1)(4)	865	826
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(4)	1,445	1,437
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,623	1,536
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(4)	722	714
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	154	143
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	568	498
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	140
2019-GS2, A1 144A 2.750%, 8/25/59(1)(4)	1,537	1,478
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	68	65
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	829
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	960	928
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,147	1,055
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	43	41
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	29	28
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	23	22
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	445	426
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	173	166
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	679	648

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	$ 80	$ 78
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	567
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	687	645
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	1,398	1,296
2024-NQM3, A1 144A 5.466%, 11/25/64(1)(4)	426	424
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	356	340
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	134	111
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(4)	618	569
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(4)	2,005	1,757
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(4)	526	532
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(4)	837	846
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(4)	763	777
2024-HYB1, A1 144A 3.627%, 3/25/53(1)(4)	638	627
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(4)	1,222	1,230
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(4)	469	472
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(1)(4)	799	797
2024-INV2, A1 144A 6.000%, 12/25/59(1)(4)	450	451
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	694	631
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	321	270
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(4)	984	956
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	101	86
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	567	572
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(4)	871	882
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	830	828
2024-CNTR, C 144A 6.471%, 11/13/41(1)	900	909
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(4)	17	16
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(4)	1,469	1,228
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(1)(4)	490	500
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2015-6, B2 144A 3.798%, 4/25/55(1)(4)	$ 635	$ 584
2016-4, B1 144A 4.025%, 7/25/56(1)(4)	310	296
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	331
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	529
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	670	637
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	1,000	953
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	544
2019-1, A1 144A 3.750%, 3/25/58(1)(4)	97	93
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	990	883
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	215
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.053%, 5/25/58(1)(4)	100	102
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	380
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	290
2023-1, A1 144A 3.750%, 1/25/63(1)	1,363	1,293
2024-1, A1 144A 4.707%, 3/25/64(1)(4)	875	873
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	185
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	282
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	805	795
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	864	855
2022-6, A3 144A 4.910%, 6/25/67(1)(4)	740	730
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	1,449	1,440
2023-8, A1 144A 6.259%, 12/25/68(1)(4)	1,458	1,469
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	41	38
2021-1R, A1 144A 1.280%, 5/25/56(1)	219	201
2022-1, A2 144A 5.850%, 8/25/57(1)(4)	395	393
		86,565

Total Mortgage-Backed Securities (Identified Cost $130,632)		128,572

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—11.5%
Automobiles—4.1%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	$ 347	$ 345
2024-1, C 144A 5.630%, 1/14/30(1)	560	564
2024-4, C 144A 4.910%, 8/12/31(1)	1,050	1,045
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	728
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	372
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	475	482
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	407
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	230	230
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	905	878
2021-N3, D 1.580%, 6/12/28	49	47
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	429	441
2024-A, C 144A 5.740%, 4/15/30(1)	540	544
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	494
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	374	374
2023-3A, C 144A 6.400%, 5/15/29(1)	200	203
Enterprise Fleet Financing LLC 2024-4, A3 144A 4.560%, 11/20/28(1)	1,050	1,045
Exeter Automobile Receivables Trust
2023-1A, B 5.720%, 4/15/27	79	79
2023-2A, B 5.610%, 9/15/27	384	385
2023-5A, B 6.580%, 4/17/28	450	456
2024-5A, B 4.480%, 4/16/29	1,015	1,009
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	117	119
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	66	66
2022-1A, C 144A 3.130%, 5/15/28(1)	270	266
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	176	175
2023-2, A2 144A 5.990%, 5/15/28(1)	171	172
	Par Value	Value

Automobiles—continued
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	$ 385	$ 393
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	362
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	175	176
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	268
2022-1A, A 144A 5.210%, 6/15/27(1)	191	191
2023-2A, D 144A 6.300%, 2/15/31(1)	265	268
2023-4A, C 144A 6.760%, 3/15/29(1)	466	479
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	72	72
2024-2A, A2 144A 5.990%, 5/15/29(1)	621	627
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	550
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	606	607
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	456
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	318
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	262
2024-1A, B 144A 5.550%, 11/15/27(1)	700	706
2024-2A, B 144A 5.620%, 3/15/30(1)	870	881
		17,542

Consumer Loans—0.5%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	6	6
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	517
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	200	201
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	238	231
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	310	314
2024-1A, B 144A 6.290%, 2/18/31(1)	675	683
		1,952

Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	729

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	$ 641	$ 644
Other—6.6%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(1)	410	408
2024-X2, A 144A 5.220%, 12/17/29(1)	640	641
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	719	735
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	35	34
2019-A, C 144A 4.010%, 7/16/40(1)	150	145
2020-AA, B 144A 2.790%, 7/17/46(1)	247	235
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,006
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	493
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	409	414
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(1)	1,050	1,036
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	257	259
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	160	153
CCG Receivables Trust 2024-1, B 144A 5.080%, 3/15/32(1)	860	858
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	594	600
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	107	108
2023-2, B 144A 6.410%, 5/15/34(1)	465	473
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	42	41
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	75	70
2023-2A, A 144A 6.530%, 6/15/49(1)	273	281
2024-2A, A 144A 4.600%, 3/15/50(1)	847	838
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	685	700
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(1)	318	314
2024-1A, A2 144A 5.636%, 2/15/55(1)	1,100	1,086
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	946
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	68	63
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	570	581
	Par Value	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	$ 207	$ 208
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	117	112
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	30	30
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	151	133
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	355	340
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	177	176
2024-A, A2 144A 5.150%, 12/15/31(1)	885	887
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	289
2023-3A, B 144A 6.480%, 7/20/29(1)	532	544
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,100	1,101
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	740	747
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	413	419
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(4)	600	602
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	197
2024-SFR5, A 144A 3.000%, 8/9/29(1)	1,000	911
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(4)	905	921
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(4)	484	486
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,004
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	1,250	1,212
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	154	155
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	760	758
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	928	926
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(4)	255	256
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	705	713
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	345	335
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	875	854
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	974	939

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
VFI ABS LLC
2022-1A, B 144A 3.040%, 7/24/28(1)	$ 128	$ 127
2023-1A, A 144A 7.270%, 3/26/29(1)	184	186
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	382	347
		28,433

Total Asset-Backed Securities (Identified Cost $49,258)		49,300

Corporate Bonds and Notes—30.8%
Communication Services—0.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	612
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	301
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	720	701
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	195
Sprint Capital Corp. 8.750%, 3/15/32	425	507
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	305	304
		2,643

Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	815	795
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	540	533
144A 5.800%, 4/15/34(1)	530	530
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	508
Ford Motor Co. 4.750%, 1/15/43	110	87
Ford Motor Credit Co. LLC
6.800%, 5/12/28	200	207
6.054%, 11/5/31	255	253
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,138	1,063
Newell Brands, Inc.
6.375%, 9/15/27	410	411
6.625%, 5/15/32	130	131
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	306
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	257
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	800	773
Tapestry, Inc. 5.500%, 3/11/35	530	515
		6,369

	Par Value	Value

Consumer Staples—1.2%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	$ 240	$ 218
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	490	482
BAT Capital Corp.
7.750%, 10/19/32	398	451
4.390%, 8/15/37	245	211
4.758%, 9/6/49	245	198
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	335
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	630	600
Philip Morris International, Inc. 4.900%, 11/1/34	1,040	1,000
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,122	1,143
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	375	367
		5,005

Energy—3.8%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	257	241
Aker BP ASA
144A 5.125%, 10/1/34(1)	605	568
144A 5.800%, 10/1/54(1)	605	548
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	405	413
BP Capital Markets plc 4.875% (5)	1,135	1,082
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	345	354
144A 6.544%, 11/15/53(1)	405	424
144A 6.714%, 8/15/63(1)	170	180
CrownRock LP 144A 5.000%, 5/1/29(1)	135	137
Diamondback Energy, Inc. 5.900%, 4/18/64	665	624
Enbridge, Inc. 8.500%, 1/15/84	229	254
Energy Transfer LP
Series G 7.125%(5)	215	216
Series H 6.500%(5)	230	230
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,059
Genesis Energy LP 8.875%, 4/15/30	515	524
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	162	140
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	433
7.500%, 11/15/40	215	242
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	585	563
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	470	469
Occidental Petroleum Corp.
5.550%, 10/1/34	635	618
6.200%, 3/15/40	610	601

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	$ 630	$ 647
Petroleos Mexicanos 6.500%, 3/13/27	681	656
Plains All American Pipeline LP 5.700%, 9/15/34	590	589
QatarEnergy 144A 2.250%, 7/12/31(1)	315	265
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	450
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	600	592
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	610	631
Transcanada Trust 5.600%, 3/7/82	625	593
Western Midstream Operating LP 5.250%, 2/1/50	940	801
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	982
		16,126

Financials—12.4%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	410
4.950%, 9/10/34	440	419
6.950%, 3/10/55	322	331
Allianz SE
144A 6.350%, 9/6/53(1)	600	625
144A 5.600%, 9/3/54(1)	380	375
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(4)	545	545
Ally Financial, Inc. 5.543%, 1/17/31	485	478
American Express Co. 5.625%, 7/28/34	1,295	1,308
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	810	838
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	555
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	260	257
144A 5.750%, 11/15/29(1)	310	314
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	463	454
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(5)	235	246
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	210
Bank of America Corp.
2.687%, 4/22/32	975	838
5.288%, 4/25/34	635	630
5.468%, 1/23/35	330	330
5.425%, 8/15/35	695	676
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	207
Series G 4.700%(5)	670	664
Barclays plc 7.437%, 11/2/33	945	1,040
	Par Value	Value

Financials—continued
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	$ 200	$ 186
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	949
Blackstone Private Credit Fund
2.625%, 12/15/26	144	137
7.300%, 11/27/28	425	447
Block, Inc. 144A 6.500%, 5/15/32(1)	280	283
Blue Owl Credit Income Corp.
4.700%, 2/8/27	185	182
6.650%, 3/15/31	240	244
Blue Owl Finance LLC 3.125%, 6/10/31	1,350	1,184
BNSF Funding Trust I 6.613%, 12/15/55	525	526
BPCE S.A. 144A 7.003%, 10/19/34(1)	820	874
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	145
Brookfield Finance, Inc. 6.350%, 1/5/34	385	406
Capital One Financial Corp.
2.359%, 7/29/32	422	341
6.377%, 6/8/34	585	607
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	777
Series H 4.000%(5)	475	410
Citigroup, Inc.
3.980%, 3/20/30	465	444
6.270%, 11/17/33	705	739
6.174%, 5/25/34	503	512
Series X 3.875%(5)	515	500
Citizens Bank N.A. 2.250%, 4/28/25	415	412
Citizens Financial Group, Inc. 5.718%, 7/23/32	290	291
Corebridge Financial, Inc. 6.375%, 9/15/54	1,035	1,028
CRH America Finance, Inc. 5.400%, 5/21/34	1,055	1,057
Deutsche Bank AG 5.403%, 9/11/35	735	696
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	273
F&G Annuities & Life, Inc. 6.500%, 6/4/29	655	669
Fifth Third Bancorp 4.337%, 4/25/33	910	845
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	690	697
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	1,100	1,056
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	606	671
144A 7.950%, 10/15/54(1)	170	178
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	417
5.851%, 4/25/35	920	937
5.330%, 7/23/35	270	265

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
6.450%, 5/1/36	$ 145	$ 153
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	1,051	1,024
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	484
6.141%, 11/18/39	90	90
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,302
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	867
JPMorgan Chase & Co.
5.717%, 9/14/33	435	444
5.350%, 6/1/34	455	455
6.254%, 10/23/34	610	645
1.953%, 2/4/32	685	568
KeyCorp
4.789%, 6/1/33	515	487
6.401%, 3/6/35	245	255
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	433
MetLife, Inc. Series G 3.850% (5)	780	766
Morgan Stanley
5.250%, 4/21/34	375	369
5.424%, 7/21/34	935	929
5.948%, 1/19/38	378	378
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	743
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.761%, 4/30/43(4)	150	150
NatWest Group plc 6.475%, 6/1/34	1,005	1,032
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	815	843
Northern Trust Corp. 3.375%, 5/8/32	315	302
Nuveen LLC 144A 5.850%, 4/15/34(1)	530	536
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	45	45
Prudential Financial, Inc.
5.125%, 3/1/52	88	84
6.750%, 3/1/53	185	193
6.500%, 3/15/54	470	483
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	745	735
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	225	219
144A 6.176%, 10/1/54(1)	175	169
State Street Corp.
4.821%, 1/26/34	83	81
6.123%, 11/21/34	1,045	1,088
Series I 6.700%(5)	400	408
Synchrony Financial
4.875%, 6/13/25	80	80
4.500%, 7/23/25	180	179
3.700%, 8/4/26	132	129
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	317
	Par Value	Value

Financials—continued
Toronto-Dominion Bank (The) 8.125%, 10/31/82	$ 845	$ 881
Truist Financial Corp. 5.711%, 1/24/35	395	398
UBS Group AG
144A 9.250%(1)(5)	140	160
144A 4.988%, 8/5/33(1)	525	509
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	880	871
Wells Fargo & Co.
6.850%(5)	305	315
5.389%, 4/24/34	480	475
6.491%, 10/23/34	375	399
Series BB 3.900%(5)	245	238
Series U 5.875%(4)(5)	360	359
		53,205

Health Care—2.3%
Amgen, Inc.
5.250%, 3/2/33	534	530
5.650%, 3/2/53	488	470
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	930	764
CVS Health Corp.
5.625%, 2/21/53	525	466
5.875%, 6/1/53	320	294
6.750%, 12/10/54	90	88
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,105	976
HCA, Inc.
5.500%, 6/1/33	250	247
5.600%, 4/1/34	205	202
5.450%, 9/15/34	345	336
5.250%, 6/15/49	170	147
6.000%, 4/1/54	268	255
IQVIA, Inc.
5.700%, 5/15/28	334	338
6.250%, 2/1/29	405	419
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	235	232
Par Pharmaceutical, Inc. 7.500%, 4/1/27(6)	70	—
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	620	593
Royalty Pharma plc
5.400%, 9/2/34	660	642
3.350%, 9/2/51	350	222
Smith & Nephew plc 5.400%, 3/20/34	1,120	1,112
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	168
Universal Health Services, Inc.
2.650%, 1/15/32	945	773
5.050%, 10/15/34	560	523
Viatris, Inc. 144A 2.300%, 6/22/27(1)	2	1
		9,798

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Industrials—2.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$ 704	$ 698
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	468
144A 6.750%, 10/25/28(1)	70	73
Boeing Co. (The) 5.930%, 5/1/60	914	846
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	829	731
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	475	469
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	935	816
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	374	363
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	190
Ferguson Enterprises, Inc. 5.000%, 10/3/34	585	559
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	213
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	665	562
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	1,060	1,057
Icahn Enterprises LP 5.250%, 5/15/27	200	189
L3Harris Technologies, Inc. 5.350%, 6/1/34	1,030	1,026
Regal Rexnord Corp. 6.400%, 4/15/33	1,280	1,321
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	274
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	283
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	279
144A 6.625%, 3/1/32(1)	160	161
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	374	382
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	600	601
Veralto Corp. 5.450%, 9/18/33	1,110	1,114
		12,675

Information Technology—1.5%
AppLovin Corp. 5.500%, 12/1/34	1,025	1,018
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	567
144A 3.875%, 9/1/28(1)	465	441
144A 4.000%, 7/1/29(1)	275	259
Broadcom, Inc.
5.150%, 11/15/31	805	810
4.800%, 10/15/34	605	584
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,090	995
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	45	45
	Par Value	Value

Information Technology—continued
Leidos, Inc. 2.300%, 2/15/31	$ 475	$ 399
Oracle Corp.
6.250%, 11/9/32	390	413
6.900%, 11/9/52	335	375
5.550%, 2/6/53	380	359
3.850%, 4/1/60	60	41
		6,306

Materials—1.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	855	796
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	1,350	1,354
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	590	587
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	194
144A 5.634%, 4/4/34(1)	855	851
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	450	475
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	980	971
Sonoco Products Co. 5.000%, 9/1/34	725	688
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	189
		6,105

Real Estate—0.5%
EPR Properties 3.600%, 11/15/31	915	800
GLP Capital LP 4.000%, 1/15/30	75	70
Safehold GL Holdings LLC 6.100%, 4/1/34	750	763
VICI Properties LP
5.125%, 5/15/32	340	331
5.750%, 4/1/34	70	71
144A 4.125%, 8/15/30(1)	145	135
		2,170

Utilities—2.7%
AES Corp. (The) 7.600%, 1/15/55	335	344
Black Hills Corp. 6.150%, 5/15/34	925	961
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	337
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,127
Dominion Energy, Inc. 6.625%, 5/15/55	870	885
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	210
144A 6.900%, 5/23/53(1)	755	810
Enel Finance International N.V.
144A 7.500%, 10/14/32(1)	400	446
144A 5.500%, 6/26/34(1)	535	529

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Entergy Corp. 7.125%, 12/1/54	$ 715	$ 729
Entergy Texas, Inc. 5.800%, 9/1/53	455	455
Ferrellgas LP 144A 5.875%, 4/1/29(1)	595	544
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	550	558
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	31
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	540	552
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	81
144A 8.375%, 2/15/32(1)	125	126
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	685	656
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	696
PacifiCorp 5.800%, 1/15/55	500	486
Puget Energy, Inc.
2.379%, 6/15/28	204	186
4.224%, 3/15/32	473	432
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	411
Vistra Corp. 144A 8.000% (1)(5)	163	166
		11,758

Total Corporate Bonds and Notes (Identified Cost $133,545)		132,160

Leveraged Loans—7.9%
Aerospace—0.4%
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.367%, 10/20/27(4)	44	45
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(4)	519	521
Tranche B-2 (1 month Term SOFR + 2.250%) 6.607%, 10/31/31(4)	197	198
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(4)	294	273
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.829%, 2/28/31(4)	316	316
Tranche L (3 month Term SOFR + 2.500%) 6.829%, 1/19/32(4)	180	180
		1,533

Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(4)	376	377
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(4)	301	301
	Par Value	Value

Chemicals—continued
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(4)	$ 143	$ 144
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(4)	624	628
		1,450

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(4)	267	251
Energy—0.3%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(4)	390	393
Freeport LNG Investments LLP Tranche B 0.000%, 12/21/28(4)(7)	485	486
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.090%, 10/4/30(4)	41	41
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(4)	120	121
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.625%, 3/3/31(4)	125	125
		1,166

Financials—0.5%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(4)	414	414
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(4)	45	45
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 6.329%, 10/31/31(4)	1,059	1,061
HUB International Ltd. 2024 0.000%, 6/20/30(4)(7)	449	451
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.079%, 5/6/31(4)	185	186
		2,157

Food / Tobacco—0.3%
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(4)	145	29
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(4)	73	72
(3-6 month Term SOFR + 4.400%) 8.759% - 8.866%, 8/2/28(4)	63	38
Froneri International Ltd. Tranche B-4 (1 month Term SOFR + 2.000%) 6.357%, 9/17/31(4)	635	635

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
John Bean Technologies Corp. Tranche B 0.000%, 10/9/31(4)(7)	$ 310	$ 312
Triton Water Holdings, Inc. First Lien (3 month PRIME + 3.512%) 7.840%, 3/31/28	267	269
		1,355

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.107%, 10/25/27(4)	79	80
Forest Prod / Containers—0.2%
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.588%, 4/15/27(4)	494	497
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(4)	502	501
		998

Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.607%, 2/6/30(4)	41	41
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.079%, 11/30/30(4)	273	272
Fugue Finance B.V. Tranche B (6 month Term SOFR + 3.250%) 7.496%, 1/30/32(4)	60	60
Life Time, Inc. 2024 (1 month Term SOFR + 2.500%) 7.025%, 10/22/31(4)	670	672
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(4)	453	454
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(4)	384	383
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.770%, 11/21/31(4)	705	708
		2,590

Health Care—0.4%
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(4)	231	232
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(4)	644	646
Perrigo Investments LLC 2024, Tranche B (1 month Term SOFR + 2.000%) 6.357%, 4/20/29(4)	262	262
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.857%, 2/21/31(4)	337	338
Radnet Management, Inc. 2024 (3 month Term SOFR + 2.250%) 6.771%, 4/18/31(4)	70	70
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.531%, 12/3/31(4)	$ 380	$ 381
		1,929

Housing—0.2%
Quikrete Holdings, Inc. 2031, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 4/14/31(4)	668	668
Information Technology—0.9%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(4)	355	358
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(4)	225	227
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(4)	418	412
Ellucian Holding, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(4)	101	102
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 6.107%, 5/30/31(4)	643	642
Icon Parent I (3 month Term SOFR + 3.000%) 7.516%, 11/13/31(4)	325	326
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.357%, 1/31/31(4)	560	559
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(4)	444	446
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(4)	792	797
		3,869

Manufacturing—0.5%
Barnes Group, Inc. 0.000%, 12/10/31(4)(7)	80	80
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.845%, 11/3/31(4)	485	487
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.107%, 6/4/31(4)	334	334
Indicor LLC Tranche D 0.000%, 11/22/29(4)(7)	555	556
Terex Corp. (1 month Term SOFR + 2.000%) 6.357%, 10/8/31(4)	380	381
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(4)	197	198
		2,036

Media / Telecom - Broadcasting—0.2%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(4)	642	643

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.9%
Charter Communications Operating LLC Tranche B-5 (1 month Term SOFR + 2.250%) 6.781%, 11/21/31(4)	$ 645	$ 643
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(4)	826	823
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(4)	592	579
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(4)	572	561
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(4)	471	471
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(4)	660	655
		3,732

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(4)	534	539
Formula One Management Ltd.
0.000%, 9/10/31(4)(7)	135	135
Tranche B-1 (3 month Term SOFR + 2.000%) 6.329%, 9/30/31(4)	270	270
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(4)	594	532
		1,476

Media / Telecom - Wireless Communications—0.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.107%, 11/22/28(4)	467	469
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(4)	64	65
Retail—0.3%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.107%, 9/19/31(4)	454	454
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(4)	414	408
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 7.579%, 10/28/30(4)	109	110
PetsMart LLC (1 month Term SOFR + 3.850%) 8.207%, 2/11/28(4)	336	334
		1,306

Service—0.7%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.607%, 9/29/31(4)	500	498
	Par Value	Value

Service—continued
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.085%, 4/20/29(4)	$ 361	$ 362
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.607%, 12/17/31(4)	245	246
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(4)	674	677
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.524%, 10/13/30(4)	379	380
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.107%, 2/10/29(4)	434	435
TransUnion Intermediate Holdings, Inc. Tranche B-9 0.000%, 6/24/31(4)(7)	525	524
		3,122

Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(4)	459	462
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.857%, 5/6/30(4)	170	170
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(4)	239	202
		834

Utilities—0.5%
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.107%, 1/31/31(4)	640	637
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(4)(7)	215	217
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(4)	554	557
Talen Energy Supply LLC 2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(4)	25	25
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(4)	531	531
		1,967

Total Leveraged Loans (Identified Cost $33,778)		33,696

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	171(8)	170
MetLife, Inc. Series D, 5.875%	108(8)	108

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	560(8)	$ 541
		819

Total Preferred Stocks (Identified Cost $786)		819

Common Stock—0.0%
Health Care—0.0%
Endo, Inc.(9)	678	16
Total Common Stock (Identified Cost $14)		16

Exchange-Traded Fund—0.2%
Invesco Senior Loan ETF(10)	50,733	1,069
Total Exchange-Traded Fund (Identified Cost $1,070)		1,069

Total Long-Term Investments—98.8% (Identified Cost $435,318)		423,850

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (10)(11)	130,397	130
Total Securities Lending Collateral (Identified Cost $130)		130

TOTAL INVESTMENTS—98.8% (Identified Cost $435,448)		$423,980
Other assets and liabilities, net—1.2%		5,115
NET ASSETS—100.0%		$429,095

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $183,982 or 42.9% of net assets.
(2)	All or a portion of security is on loan.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
United Kingdom	2
Ireland	1
Canada	1
France	1
Germany	1
Mexico	1
Other	2
Total	100%
† % of total investments as of December 31, 2024.

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$67,779	$—	$67,779	$—
Foreign Government Securities	10,439	—	10,439	—
Mortgage-Backed Securities	128,572	—	128,572	—
Asset-Backed Securities	49,300	—	49,300	—
Corporate Bonds and Notes	132,160	—	132,160	—(1)
Leveraged Loans	33,696	—	33,696	—
Equity Securities:
Preferred Stocks	819	—	819	—
Common Stock	16	16	—	—
Exchange-Traded Fund	1,069	1,069	—	—
Securities Lending Collateral	130	130	—	—
Total Investments	$423,980	$1,215	$422,765	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.